May 1, 2009

U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

ATTN: Document Control - EDGAR

RE: RIVERSOURCE LIFE INSURANCE COMPANY ("COMPANY")
         ON BEHALF OF RIVERSOURCE VARIABLE ANNUITY ACCOUNT ("REGISTRANT") FILE NOS. 333-139763 AND 811-7195
         RiverSource(R) Innovations Select Variable AnnuitY
         RiverSource(R) Endeavor Select Variable Annuity
         RiverSource(R) Innovations Variable Annuity
         RiverSource(R) Innovations Classic Select Variable AnnuitY RiverSource(R) Innovations Classic Variable Annuity
         RiverSource(R) New Solutions Variable Annuity
         Evergreen EssentialSM Variable Annuity
         Evergreen New Solutions Select Variable Annuity
         Evergreen New Solutions Variable Annuity
         Wells Fargo Advantage(R) Select Variable Annuity

Dear Commissioners:

Registrant certifies that the form of prospectuses and Statement of Additional Information that would have been filed under paragraph (c) of Rule 497 would not have differed from that contained in the most recent Registration Statement or Amendment, and the text of the most recent Registration Statement or Amendment has been filed electronically.

If you have any questions regarding this filing, please contact me at (612) 678-4177 or Kristin Vann at (612) 671-4179.

Sincerely,


/s/ Dixie Carroll
-------------------------------------
Dixie Carroll
Assistant General Counsel and
Assistant Secretary